INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - Net carrying amount (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, plant and equipment
As of the beginning of period	$ 74,575,386	$ 74,573,278
Additions	2,674,301	5,978,578
Disposals	(922,687)	(173,089)
Subject to foreclosure	(12,171,900)
Depreciation of the year	(7,064,572)	(5,990,809)
Revaluation	3,208,893
Foreign currency translation	356,440	187,428
As of the end of period	60,655,861	74,575,386
Natal Agro S.R.L.
Property, plant and equipment
Disposals	(782,764)
Discontinued operations
Property, plant and equipment
Depreciation of the year	(1,155,709)	(1,266,531)
Office equipment
Property, plant and equipment
As of the beginning of period	369,451	410,338
Additions	36,140	39,611
Transfers	18,062
Disposals	(2,937)	(4,791)
Depreciation of the year	(78,749)	(78,901)
Foreign currency translation	8,098	3,194
As of the end of period	350,065	369,451
Vehicles
Property, plant and equipment
As of the beginning of period	1,337,784	2,200,349
Additions	3,726	35,915
Disposals	(181,337)	(17,239)
Depreciation of the year	(567,722)	(882,264)
Foreign currency translation	2,828	1,023
As of the end of period	595,279	1,337,784
Equipment and computer software
Property, plant and equipment
As of the beginning of period	331,763	507,469
Additions	34,934	65,953
Disposals	(2,964)	(323)
Depreciation of the year	(247,781)	(256,198)
Foreign currency translation	9,553	14,862
As of the end of period	125,505	331,763
Fixtures and fittings
Property, plant and equipment
As of the beginning of period	2,159,631	2,786,470
Additions	21,268	9,084
Transfers	4,795,492	225,338
Disposals	(29,610)	(6,789)
Subject to foreclosure	(77,040)
Depreciation of the year	(1,302,030)	(860,822)
Foreign currency translation	1,460	6,350
As of the end of period	5,569,171	2,159,631
Machinery and equipment
Property, plant and equipment
As of the beginning of period	14,441,869	16,710,328
Additions	407,237	563,352
Transfers	7,416,681	122,653
Disposals	(67,569)	(143,947)
Subject to foreclosure	(5,778,571)
Depreciation of the year	(3,634,319)	(2,891,448)
Foreign currency translation	173,932	80,931
As of the end of period	12,959,260	14,441,869
Land and buildings
Property, plant and equipment
As of the beginning of period	39,076,126	39,677,902
Additions	67,122
Transfers	2,297,558	348,085
Subject to foreclosure	(3,968,509)
Depreciation of the year	(1,233,971)	(1,021,176)
Revaluation	3,208,893
Foreign currency translation	138,527	71,315
As of the end of period	39,585,746	39,076,126
Buildings in progress
Property, plant and equipment
As of the beginning of period	16,858,762	12,280,422
Additions	2,103,874	5,264,663
Transfers	(14,527,793)	(696,076)
Disposals	(638,270)
Subject to foreclosure	(2,347,780)
Foreign currency translation	22,042	9,753
As of the end of period	$ 1,470,835	$ 16,858,762